Note 12 - Notes Payable in Default (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 28, 2016	Apr. 27, 2016	Jan. 24, 2016	Jan. 21, 2016	Jan. 13, 2016	Dec. 20, 2015
Adar Bays, LLC
Stated Interest Rate			8.00%
Tangiers Investment Group, LLC
Stated Interest Rate			10.00%
B44
Debt Instrument, Face Amount								$ 75,000
Class of Warrant, Outstanding								11,250
An investor
Class of Warrant, Outstanding					5,000			11,250
Investor 2
Class of Warrant, Outstanding							15,625
Investor 3
Class of Warrant, Outstanding						5,000
Investor 4
Class of Warrant, Outstanding				5,000
National Concessions Group Inc
Class of Warrant, Outstanding									2,500
11/30/2015 Note | Kodiak Capital
Stated Interest Rate		12.00%	12.00%
Maturity Date		Dec. 01, 2016	Dec. 01, 2016
10/14/2015 Note | EMA Financial, LLC
Stated Interest Rate		12.00%	10.00%
Maturity Date		Oct. 14, 2016	Oct. 14, 2016
12/03/2015 Note | Auctus Fund, LLC
Stated Interest Rate		10.00%	10.00%
Maturity Date		Sep. 03, 2016	Sep. 03, 2016
12/15/2015 Note | Kodiak Capital
Stated Interest Rate		0.00%	0.00%
Maturity Date		Jul. 15, 2016	Jul. 15, 2016
12/16/2015 Note | Adar Bays, LLC
Stated Interest Rate		8.00%
Maturity Date		Dec. 16, 2016
01/14/2016 Note | Colonial Stock Transfer
Stated Interest Rate		10.00%
Maturity Date		Jan. 14, 2017
05/05/2016 Note | EMA Financial, LLC
Stated Interest Rate		12.00%
Maturity Date		May 05, 2017
05/31/20161 Note | Black Forest Capital LLC
Stated Interest Rate		8.00%
Maturity Date		May 31, 2017
05/31/20162 Note | Black Forest Capital LLC
Stated Interest Rate		2.00%
Maturity Date		May 31, 2017
07/12/2016 Note | Adar Bays, LLC
Stated Interest Rate		8.00%
Maturity Date		Apr. 12, 2017
07/20/2015 Note | Auctus Fund, LLC
Stated Interest Rate		10.00%
Maturity Date		Apr. 20, 2017
10/13/2016 Note | Microcap Equity Group LLC
Stated Interest Rate		12.00%
Maturity Date		Oct. 13, 2017
10/21/2016 Note | Microcap Equity Group LLC
Stated Interest Rate	12.00%	12.00%
Maturity Date	Oct. 21, 2017	Oct. 21, 2017
10/24/2016 Note | Black Forest Capital LLC
Stated Interest Rate		8.00%
Maturity Date		Apr. 24, 2017
11/04/2016 Note | Black Forest Capital LLC
Stated Interest Rate	8.00%	8.00%
Maturity Date	Nov. 04, 2017	Nov. 04, 2017
12/07/2016 Note | Auctus Fund, LLC
Stated Interest Rate		12.00%
Maturity Date		Sep. 07, 2017
12/12/2016 Note | Adar Bays, LLC
Stated Interest Rate		8.00%
Maturity Date		Dec. 12, 2017
12/14/2016 Note | Black Forest Capital LLC
Stated Interest Rate	8.00%	8.00%
Maturity Date	Dec. 14, 2017	Dec. 14, 2017
12/20/2016 Note | Adar Bays, LLC
Stated Interest Rate	8.00%
Maturity Date	Dec. 12, 2017
04/27/2016 Note | Black Forest Capital LLC
Stated Interest Rate	1.00%	1.00%
Maturity Date	Oct. 27, 2016	Oct. 27, 2016
NotesPayableInDefaultMember
Debt Default, Short-term Debt, Amount		$ 200,000
Note Purchase And Assignment Agreement
Debt Conversion, Converted Instrument, Amount		200,000
Note Purchase And Assignment Agreement | Black Forest Capital LLC
Debt Conversion, Converted Instrument, Amount		75,000
Note Purchase And Assignment Agreement | An investor
Debt Conversion, Converted Instrument, Amount		50,000
Note Purchase And Assignment Agreement | Investor 2
Debt Conversion, Converted Instrument, Amount		50,000
Note Purchase And Assignment Agreement | Investor 3
Debt Conversion, Converted Instrument, Amount		50,000
Note Purchase And Assignment Agreement | Investor 4
Debt Conversion, Converted Instrument, Amount		$ 50,000